Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies.
Commitments and Contingencies
11.	Commitments and Contingencies

Litigation

The Company accrues for loss contingencies associated with outstanding litigation, claims and assessments for which management has determined it is probable that a loss contingency exists and the amount of loss can be reasonably estimated. Costs for professional services associated with litigation claims are expensed as incurred. As of December 31, 2022, the Company has not incurred or accrued any amounts for litigation matters.

Leases

The Company entered into a lease for its headquarters in February 2020 and executed an amendment to expand these premises in March 2022. The terms of both the original lease and amendment expire in June 2027.

The following table summarizes additional information related to the Company’s accounting for operating leases for years ended December 31:

	2022		2021
Total operating lease expense	$134,641		$102,738
Cash paid related to operating lease liabilities	$123,053		$96,006
Weighted-average remaining lease term	4.50	years	2.25	years
Weighted-average discount rate used to determine operating lease liabilities	2.78%		5.0%

Future minimum lease payments due under noncancellable operating leases as of December 31, 2021, are as follows:

2023	$133,549
2024	140,265
2025	146,450
2026	152,309
2027	78,311
Total minimum lease payments	650,884
Less: amounts representing interest	(40,729)
Present value of operating lease liabilities	$610,155